Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Significant balances in foreign currencies as at December 31, 2023, were as follows:

U.S. dollar
Cash and cash equivalents	$24,294
Accounts payable and accrued liabilities	(1,476)
$22,818
Significant balances in foreign currencies as at December 31, 2022, were as follows:

	U.S. dollar	Euro
Cash and cash equivalents	$6,635	€—
Marketable securities	15,115	—
Accounts payable and accrued liabilities	(1,093)	(1,035)
	$20,657	€(1,035)